January 2, 2008

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer Principal Protected Trust III (the "Registrant")
            File Nos. 333-114495; 811-21561

To the Securities and Exchange Commission:

Pursuant  to Rule 497(j)  under the  Securities  Act of 1933,  as amended  (the  "Securities
     Act"),  I hereby  represent  that the form of  Prospectus  and Statement of
Additional  Information that would have been filed pursuant to Rule 497(c) under the Securities Act
would not have  differed  from  that  contained  in  Post-Effective  Amendment  No. 4 to the
Registrant's  Registration  Statement  on Form N-1A with  respect to its series  Oppenheimer
Principal  Protected  Main  Street  Fund  III,  which  was  filed  electronically  with  the
Securities and Exchange Commission on December 28, 2007.

                                          Sincerely,

                                          /s/ Taylor V. Edwards
                                          Taylor V. Edwards
                                          Vice President & Assistant Counsel

Attachments

cc: Myer, Swanson, Adams & Wolf, P.C.
    Bell Boyd & Lloyd LLC
    Deloitte & Touche LLP
    Gloria LaFond
    Nancy S. Vann